CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY) - Additional information (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 20, 2020	Oct. 14, 2020	Sep. 26, 2020	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Issuance of common stock (in shares)	21,666,653	21,666,653		758,694	758,694	3,548,568
Value of shares issued during the period	$ 64,900	$ 64,900	$ 615		$ 65,553	$ 7,817
Parent
Condensed Financial Statements, Captions [Line Items]
Issuance of common stock (in shares)	21,666,653	21,666,653			205,197
Value of shares issued during the period	$ 64,900	$ 64,900			$ 600